CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Cash flows from operating activities
Net income / (loss)	$ (127,651)	$ 364,514	$ 194,663
Adjustments to reconcile net income / (loss) to net cash provided by operating activities
Depreciation of property and equipment	99,511	76,669	50,907
Amortization of intangible assets	15,677	12,166	8,307
Amortization of land use rights	2,804
Loss on disposal of property and equipment	934	187	48
Share-based compensation	117,943	77,277	47,150
Impairment loss on operating assets, intangible assets and goodwill	63,420	2,569	701
Impairment loss on long-term investments	153,970	58,091	2,213
Loss from equity method investments	7,670	16,186	7,678
(Gain) / loss from fair value change of investments	104,239	(16,394)	(937)
Gain recognized for the conversion of debt securities to equity securities		(95,491)
Gain from remeasuring fair value of previously held equity interests upon business acquisitions		(26,397)
Gain from disposal of long-term investments	(25,002)	(3,363)	(9,026)
Changes in operating assets and liabilities
Inventory	(18,333)	(2,368)	(2,498)
Amounts due from related parties	(1,589)	(690)	369
Prepaid expenses and other current assets	(24,981)	(34,584)	(47,295)
Income tax receivables	(4,344)	7,889	(12,848)
Deferred income taxes	(58,339)	(19,786)	5,181
Rental deposits	(16,587)	(8,745)	(14,673)
Other non-current assets	256	1,033	(195)
Accounts payable	693	49,286	30,978
Deferred revenue	343,555	(407,150)	323,050
Amounts due to related parties	424	610	3,133
Accrued expenses and other current liabilities	204,352	117,796	105,232
Income tax payable	7,906	25,056	(6,845)
Operating lease right-of-use assets	(218,829)
Operating lease liabilities	228,151
Net cash provided by operating activities	855,850	194,361	685,293
Cash flows from investing activities
Loan to third parties	(13,590)	(33,700)	(5,531)
Repayment of loan to third parties		5,231	74,902
Loan to related parties	(31,681)	(3,989)	(2,641)
Repayment of loan to related parties	2,146	2,322	2,759
Loan to employees	(2,373)	(2,660)	(5,918)
Repayment of loan to employees	5,486	6,269	5,762
Prepayment for investments	(18,489)	(2,562)	(43,572)
Prepayments for purchase of land use right	(6,780)	(209,865)
Purchase of property and equipment	(178,071)	(138,406)	(126,344)
Purchase of intangible assets	(3,213)	(6,738)	(2,079)
Purchase of short-term investments	(546,747)	(581,204)	(1,197,155)
Proceeds from maturity of short-term investments	517,001	1,103,252	657,532
Proceeds from disposal of property and equipment	543	1,709	928
Business acquisitions, net of cash acquired	(7,026)	(66,921)	(14,009)
Payments for long-term investments	(117,508)	(243,542)	(196,559)
Proceeds from disposal of long-term investments	61,487	4,220	19,352
Net cash used in investing activities	(338,815)	(166,584)	(832,573)
Cash flows from financing activities
Net proceeds from long-term debt and short-term debt	270,000	189,932
Repayment of long-term debt and short-term debt	(209,308)	(205,000)
Payment for upfront fee in related to long term debt (Note 14)		(12,600)
Payments for purchasing noncontrolling interests	(5,183)	(4,407)	(18,832)
Cash dividend to shareholders (Note 26)			(41,166)
Capital injection from noncontrolling interests shareholders	10	15	20
Cash received from exercise of capped call option (Note 13)	73,247	6,369
Proceeds from private placement (Note 18)		500,000	500,000
Proceeds from exercise of share options	2,490	710	2,127
Repayment of convertible bond	(25)
Cash paid for employee taxes on withheld shares from share-based awards			(13,998)
Net cash provided by financing activities	131,231	475,019	428,151
Effect of exchange rate changes	3,218	33,208	(31,785)
Net increase in cash, cash equivalents and restricted cash	651,484	536,004	249,086
Cash, cash equivalents and restricted cash at the beginning of year	1,263,701	727,697	478,611
Cash, cash equivalents and restricted cash at the end of year	1,915,185	1,263,701	727,697
Supplemental disclosure of cash flow information:
Interest paid	6,707	12,556	13,805
Income tax paid	122,266	61,811	71,021
Non-cash investing and financing activities:
Payable for purchase of property and equipment	24,145	8,466	9,923
Payable for purchase of intangible assets	1,436	2,688	3,450
Payable for investments and acquisitions	404	38,630	14,276
Conversion of convertible bond to Class A common shares	$ 5,250	5,800	214,422
Class A Common shares issued and issuable for business acquisitions		3,703
Class A Common shares issued for purchase of noncontrolling interests			$ 10,887
Receivable for exercise of capped call option		$ 6,901